Stock Incentive Plans	12 Months Ended
Dec. 31, 2014
Stock Incentive Plans [Abstract]
Stock Incentive Plans

Note 7 — Stock Incentive Plans

At December 31, 2014, options to purchase up to 1.1 million shares of our common stock were outstanding, and 8.4 million shares were reserved for future awards under our stock incentive plans.

Our current stock incentive plans include the 2008 Stock Incentive Plan and the 2014 Long Term Incentive Plan. Under our stock compensation plans, we are authorized to grant options to purchase shares of common stock to our employees, officers and directors and other persons who provide services to us. The options to be granted are designated as either incentive stock options or non-qualified stock options by our board of directors, which also has discretion as to the person to be granted options, the number of shares subject to the options and the terms of the option agreements. Only employees, including officers and part-time employees, may be granted incentive stock options. Under our 2008 and 2014 stock incentive plans, we are authorized to grant awards of stock options, restricted stock, stock appreciation rights and performance shares. At December 31, 2014, no stock appreciation rights or performance shares have been granted. Standard options granted under the plans generally have terms of ten years from the date of grant and vest over three years.

Stock-based Compensation. Certain option and share awards provide for accelerated vesting if there is a change in control as defined in the applicable plan and certain employment agreements. The following table summarizes stock-based compensation expense:

	Year Ended December 31,
(In thousands)	2013	2014
Research and development	$53	$48
General and administrative	82	229
Total	$135	$277

Stock Options — Stock option activity in 2013 and 2014 was as follows:

	Year Ended December 31,
	2013		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding on January 1	284,829	$39.46	284,829	$39.46
Issued	-	-	1,039,000	1.07
Forfeited/Expired	-	-	(239,723)	18.02
Outstanding on December 31	284,829	$39.46	1,084,106	$5.52
Exercisable as of December 31	246,559	$45.28	179,106	$28.06

The following table summarizes additional information on our stock options outstanding at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.82	20,000	4.80	$0.82	10,000	$0.82
$1.07	1,019,000	8.49	1.07	124,000	1.07
$2.00 - $2.20	2,500	6.70	2.20	2,500	2.20
$11.60 - $50.00	10,500	3.44	47.60	10,500	47.60
$50.00 - $90.80	10,500	3.40	87.60	10,500	87.60
$127.60 - $207.60	21,500	3.40	158.30	21,500	158.30
$420.00 - $588.80	106	2.10	526.40	106	526.40
Totals	1,084,106	8.23	$5.52	179,106	$28.06
Weighted-Average Exercisable Remaining Contractual Life (Years)					4.44

We use Black-Scholes to determine the fair value of our stock-based awards. The determination of the fair value of stock-based awards on the date of grant using an option-pricing model is affected by our stock price as well as by assumptions regarding a number of complex and subjective variables. We meet the criteria, having had significant past structural changes, such that our historical exercise data are not reasonably extrapolated to an expected term. Given the terms of the awards and the population of recipients, we believe that expected term is equal to the contractual term. We estimate volatility of our common stock by using our stock price history to forecast stock price volatility. The risk-free interest rates used in the valuation model were based on U.S. Treasury issues with terms similar to the expected term on the options. We do not anticipate paying any dividends in the foreseeable future. No options were granted in 2013 and 1.0 million options were granted in 2014.

At December 31, 2014, we had $1.6 million of total unrecognized compensation expense related to unvested stock options. We expect to recognize this cost over a weighted average period of 2.0 years.

At December 31, 2014, the intrinsic value of options outstanding or exercisable was zero as there were no options outstanding with an exercise price less than the per share closing market price of our common stock at that date. No options were exercised in either 2013 or 2014. The total grant date fair value of options that vested during 2013 and 2014 was $0.15 million and $0.12 million, respectively.

In January 2015, we issued options to purchase up to an aggregate of 152,000 shares of our common stock to the non-employee members of our board of directors at an exercise price of $0.635 per share as the annual grant to such directors for their service on our board of directors during 2015, and we issued options to purchase up to an aggregate of 80,000 shares of our common stock to the members of our scientific advisory board at an exercise price of $0.63 per share as the annual grant to such persons for their service on our scientific advisory board during 2015.